AOCI - Significant reclassification adjustments (Details 3) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reclassification adjustments, included in net income
Income tax expense/(benefit)	SFr 801	SFr 1,295	SFr 1,361
Gains/(losses) on cash flow hedges
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	87	25	114
Cumulative translation adjustments
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	17	6	19
Unrealized gains/(losses) on securities
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	32	0	(7)
Accumulated other comprehensive income
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	440	385	385
Net prior service credit/ (cost)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(143)	(121)	(109)
Net prior service credit/ (cost) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	(176)	(153)	(138)
Income tax expense/(benefit)	33	32	29
Actuarial gains/(losses)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	290	282	319
Actuarial gains/(losses) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	355	355	396
Income tax expense/(benefit)	(65)	(73)	(77)
Credit Suisse Securities Johannesburg Proprietary Limited [Member] | Cumulative translation adjustments | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Net releases			21
Bank
Reclassification adjustments, included in net income
Income tax expense/(benefit)	697	1,298	1,134
Bank | Gains/(losses) on cash flow hedges
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	87	21	108
Bank | Cumulative translation adjustments
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	17	3	19
Bank | Unrealized gains/(losses) on securities
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	32	0	(7)
Bank | Accumulated other comprehensive income
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	305	235	217
Bank | Net prior service credit/ (cost)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	0	1	0
Bank | Actuarial gains/(losses)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	12	17	49
Bank | Actuarial gains/(losses) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	13	22	55
Income tax expense/(benefit)	SFr (1)	SFr (5)	(6)
Bank | Credit Suisse Securities Johannesburg Proprietary Limited [Member] | Cumulative translation adjustments | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Net releases			SFr 21